Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	METTLER-TOLEDO INTERNATIONAL INC
Entity Central Index Key	0001037646
Amendment Flag	false